Securities Act Registration No. 333-212321
Investment Company Act Registration No. 811-23164

As filed with the U.S. Securities and Exchange Commission on February 15, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	4	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	6	[	X	]

(Check appropriate box or boxes.)

USCA Fund Trust
(Exact Name of Registrant as Specified in Charter)

1330 Post Oak Boulevard, Suite 900
Houston, TX 77056
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (713) 366-0500

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	U.S. Bank Global Fund Services 777 East Wisconsin Avenue MK-WI-J1S Milwaukee, WI 53202 phone: (877) 653-1415 fax: (866) 507-6267

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 4 to the Registration Statement of USCA Fund Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 3 on Form N-1A filed January 28, 2019.  This PEA No. 4 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 3 to the Trust’s Registration Statement for its series: USCA Premium Buy-Write Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N‑1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio, on the 15th day of February, 2019.

USCA Funds Trust

By: /s/ JoAnn Strasser
JoAnn Strasser, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to its Registration Statement has been signed below by the following persons in the capacities indicated on February 15, 2019.

Name	Title
Philip J. Pilibosian*	President, Principal Executive Officer, and Trustee
Chris Arnold*	Treasurer and Principal Financial Officer
Robert Harvey*	Trustee
Paul Wigdor*	Trustee
John Ferguson*	Trustee
___________________________ Thomas Rushing	Trustee

*By:   /s/ JoAnn Strasser
 JoAnn Strasser
 Attorney-in-Fact

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE